Business Acquisitions Business Acquisitions - June 2014 Drop Down Assets (Details) - USD ($) $ in Millions	Jun. 30, 2014	Dec. 31, 2014
Business Acquisition [Line Items]
Business Acquisition, Consideration Transferred, Working Capital		$ 1
June 2014 Drop Down Assets [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 357
Business Acquisitions, Consideration Transferred, Purchase Price	349
Business Acquisition, Consideration Transferred, Working Capital	8
Business Combination, Consideration Transferred, Liabilities Incurred	$ 612